EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Distribution Made to Limited Partner
Net income attributable to general partner and limited partner interests	$ 26,543	$ 55,996	$ 103,925	$ 100,728
Less: distributions paid	(40,807)	(38,199)	(122,421)	(114,579)
(Over)/under distributed earnings	(14,264)	17,797	(18,496)	(13,851)
Net income attributable to:
Common unitholders	$ 26,012	$ 44,172	$ 101,846	$ 83,704
Basic:
Weighted average units outstanding (in shares)	69,248	61,079	68,414	50,485
Earnings per unit (basic and diluted):
Basic - Common unitholders (in dollars per share)	$ 0.38	$ 0.72	$ 1.48	$ 1.66
Diluted - Common unitholders (in dollars per share)	0.37	0.72	1.47	1.66
Cash distributions declared and paid in the period per unit (in dollars per share)	0.58	0.58	1.73	1.73
Subsequent event: Cash distributions declared and paid per unit relating to the period (in dollars per share)	$ 0.58	$ 0.58	$ 0.58	$ 0.58
Distributions to IDR holders		$ 2,200		$ 6,500
Ownership interest by third party (percentage)	68.50%		68.50%
First Distribution of Additional Available Cash from Operating Surplus
Earnings per unit (basic and diluted):
General partner ownership interest (percentage)	2.00%		2.00%
Common unitholders
Earnings per unit (basic and diluted):
Basic - Common unitholders (in dollars per share)	$ 0.38	$ 0.72	$ 1.49	$ 1.66
Common unitholders
Distribution Made to Limited Partner
(Over)/under distributed earnings	$ (13,979)	$ 8,899	$ (18,127)	$ (22,116)
Diluted:
Weighted average units outstanding (in shares)	69,248	61,079	68,414	50,485
Earn-out units
Diluted:
Weighted average units outstanding (in shares)	749	0	749	0
Common unit and common unit equivalents
Diluted:
Weighted average units outstanding (in shares)	69,997	61,079	69,163	50,485